Commitments and Contingencies - Commitments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Rent expense	$ 4,800	$ 2,200	$ 1,200
Non-cancelable minimum lease commitments
2017	6,594
2018	8,216
2019	7,647
2020	7,258
2021	5,353
Thereafter	1,703
Total	36,771
Purchase obligations
2017	2,920
2018	1,217
2019	358
Total	4,495
Future principal payments for financing obligation related to purchase of software	$ 1,000